Cover Page	12 Months Ended
Dec. 31, 2019 shares
Cover [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	OI S.A. - In Judicial Reorganization
Entity Central Index Key	0001160846
Current Fiscal Year End Date	--12-31
Trading Symbol	OIBR
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	5,764,447,760
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Security Exchange Name	NYSE
Title of 12(b) Security	Common Shares
Entity Address, Address Line One	Rua Humberto de Campos, 425
Entity Address, Address Line Two	8º andar
Entity Address, Address Line Three	Leblon
Entity Address, City or Town	Rio de Janeiro
Entity Address, Country	BR
Entity Address, Postal Zip Code	22430-190